Offerings - Offering: 1	Mar. 11, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 275,000.00
Amount of Registration Fee	$ 37.98
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $275,000. The fee of $37.98 was previously paid - Accession No. 0001104659-26-022811.